Fair Value of Plan Assets, by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 1,323,163		¥ 1,226,058		¥ 1,276,783
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	601,000	[1]	533,000	[1]
Japan | Trust for Benefit of Employees | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 572,000		¥ 504,000

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥504 billion and ¥572 billion at March 31, 2011 and 2012, respectively, which are well-diversified across industries.